UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
Argentina - 1.4%
	Tenaris SA (a)	52,607	$ 1,041,092
	Ternium SA (a)	64,470	601,505
	Total Common Stocks in Argentina		1,642,597
Brazil - 18.0%
	Banco Bradesco SA (a)	125,421	1,122,518
	Cia de Bebidas das Americas (Preference Shares) (a)	33,329	1,359,490
	Companhia Vale do Rio Doce (Preference 'A' Shares) (a)	459,593	5,579,459
	Cyrela Brazil Realty SA	288,000	1,154,483
	Lojas Renner SA	91,259	556,601
	Petroleo Brasileiro SA (a)	232,787	5,042,166
	Rodobens Negocios Imobiliarios SA	82,814	278,783
	Tam SA (Preference Shares) (a)	100,516	735,777
	Tele Norte Leste Participacoes SA (a)	94,470	1,161,981
	Uniao de Bancos Brasileiros SA (a)	39,790	2,239,381
	Usinas Siderurgicas de Minas Gerais SA (Preference 'A'
	Shares)	147,015	1,828,816
	Total Common Stocks in Brazil		21,059,455
China - 15.0%
	Bank of China Ltd.	9,091,000	2,382,591
	CNOOC Ltd.	3,375,000	2,904,660
	China Construction Bank Class H	1,313,000	640,382
	China Life Insurance Co. Ltd.	1,114,000	2,932,017
	China Mobile Ltd.	599,490	5,396,474
	China Petroleum & Chemical Corp.	3,546,000	1,911,605
	China Telecom Corp., Ltd.	3,934,000	1,427,332
	Total Common Stocks in China		17,595,061
Hong Kong - 5.1%
	China Communications Construction Co. Ltd.	1,114,000	1,078,281
	China Overseas Land & Investment Ltd.	942,000	1,231,940
	China Resources Enterprise, Ltd.	1,124,000	1,617,039
	China Resources Power Holdings Co.	1,100,000	2,017,866
	Total Common Stocks in Hong Kong		5,945,126
India - 3.2%
	Bharti Tele-Ventures Ltd. (b)	85,023	1,091,219
	ICICI Bank Ltd. (a)	158,000	2,603,840
	Total Common Stocks in India		3,695,059
Indonesia - 0.5%
	Telekomunikasi Indonesia Tbk PT	953,500	523,214
	Total Common Stocks in Indonesia		523,214
Israel - 1.1%
	Teva Pharmaceutical Industries Ltd. (a)	29,881	1,238,567
	Total Common Stocks in Israel		1,238,567
Malaysia - 0.9%
	Tenaga Nasional Bhd	659,600	1,070,602
	Total Common Stocks in Malaysia		1,070,602

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
Mexico - 5.1%
	America Movil, SA de CV (a)	98,500	$ 2,808,235
	Desarrolladora Homex SA de CV (a)(b)	48,000	915,360
	Grupo Financiero Banorte, SA de CV 'O'	840,000	1,109,102
	Grupo Televisa, SA (a)	78,000	1,091,220
	Total Common Stocks in Mexico		5,923,917
Peru - 1.2%
	Credicorp Ltd.	34,816	1,437,901
	Total Common Stocks in Peru		1,437,901
Russia - 4.8%
	AFI Development Plc (a)	97,478	89,436
	LUKOIL (a)	35,871	1,175,493
	MMC Norilsk Nickel (a)	171,403	709,608
	Mobile Telesystems (a)	40,515	862,970
	OAO Gazprom (a)	158,489	2,055,602
	OAO Rosnft Oil Co. (a)(b)	238,697	742,348
	Total Common Stocks in Russia		5,635,457
South Africa - 5.5%
	Anglo Platinum Ltd.	27,200	1,113,676
	Blue Label Telecoms Ltd. (b)	1,331,553	619,111
	FirstRand Ltd.	1,200,211	1,731,504
	Imperial Holdings Ltd.	117,831	588,212
	Sasol Ltd.	41,244	1,098,145
	Telkom SA Ltd.	112,596	1,273,675
	Total Common Stocks in South Africa		6,424,323
South Korea - 11.6%
	Hite Brewery Co., Ltd. (b)	115	12,391
	Hyundai Department Store Co. Ltd. (b)	34,293	1,566,587
	Hyundai Development Co. (b)	69,197	1,809,736
	KT&G Corp.	30,975	1,855,630
	POSCO	4,379	1,118,195
	Samsung Electronics Co., Ltd.	12,636	4,393,536
	Shinhan Financial Group Co., Ltd. (b)	50,410	1,018,415
	SK Telecom Co., Ltd.	11,854	1,768,789
	Total Common Stocks in South Korea		13,543,279
Taiwan - 12.5%
	Cathay Financial Holding Co., Ltd.	1,213,050	1,178,002
	Chinatrust Financial Holding Co.	2,987,023	986,017
	Chunghwa Telecom Co., Ltd.	377,000	570,482
	Chunghwa Telecom Co., Ltd. (a)	75,083	1,129,248
	Formosa Plastics Corp.	955,000	1,357,478
	HON HAI Precision Industry Co., Ltd.	1,177,250	2,073,077
	HTC Corp.	130,000	1,233,546
	MediaTek, Inc.	185,000	1,331,883
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,277,878	2,798,456

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	86,104	$ 649,224
	Yuanta Financial Holding Co. Ltd.	3,608,000	1,356,652
	Total Common Stocks in Taiwan		14,664,065
Thailand - 1.9%
	Kasikornbank PCL	1,024,000	1,298,941
	PTT Exploration & Production PCL (a)	322,090	899,454
	Total Common Stocks in Thailand		2,198,395
Turkey - 2.3%
	Akbank T.A.S.	362,343	1,041,945
	Hurriyet Gazetecilik AS (b)	1,395,505	537,173
	Turkiye Garanti Bankasi AS	824,046	1,114,085
	Total Common Stocks in Turkey		2,693,203
United Kingdom - 1.7%
	Anglo American Plc	111,130	1,995,479
	Total Common Stocks in the United Kingdom		1,995,479
	Total Common Stocks - 91.8%		107,285,700
	Structured Notes
India - 1.1%
	Citigroup Global Markets Holdings, Inc. (Bharat Heavy
	Electricals Ltd.), due 10/24/12 (b)	46,604	1,258,308
	Total Structured Notes in India		1,258,308
United States - 5.9%
	Citigroup Global Markets Holdings, Inc. (Jaiprakash
	Associates Ltd.), due 10/24/12 (b)	738,000	1,166,040
Deutsche Bank AG London (Air Arabia PJSC), due
	7/31/17 (b)	4,634,608	1,185,950
	Deutsche Bank AG London (DLF Ltd.), due 6/13/17 (b)	193,000	701,516
	Deutsche Bank AG London (Sterlite Industries (India)
	Ltd.), due 6/19/09 (b)	207,991	1,172,632
	Morgan Stanley Asia Products Ltd. (Reliance Industries
	Ltd.), due 6/04/10	52,000	1,405,498
	UBS AG (Housing Development Finance Corp.), due
	2/22/10	41,000	1,288,179
	Total Structured Notes in the United States		6,919,815
	Total Structured Notes - 7.0%		8,178,123
	Total Long-Term Investments
	(Cost - $148,475,398) - 98.8%		115,463,823
		Beneficial
		Interest
	Short-Term Securities	(000)
United States - 1.5%
	BlackRock Liquidity Series, LLC Cash Sweep Series,
	0.66% (c)(d)	$ 1,807	1,806,583
	Total Short-Term Securities
	(Cost - $1,806,583) - 1.5%		1,806,583

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost - $150,281,981*)	- 100.3%	$ 117,270,406
Liabilities in Excess of Other Assets - (0.3)%		(318,829)
Net Assets - 100.0%		$ 116,951,577

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 159,996,300
Gross unrealized appreciation	$ 3,026,890
Gross unrealized depreciation	(45,752,784)
Net unrealized depreciation	$ (42,725,894)

(a)	Depositary receipts.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (4,322,132)	$ 11,854

(d) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Foreign currency exchange contracts as of January 31, 2009 were as follows:
						Unrealized
	Currency				Settlement	Appreciation
	Purchased	Currency Sold		Counterparty	Date	(Depreciation)
BRL	1,387,708	USD	612,275	Brown Brothers
				Harriman & Co.	2/02/09	$ (14,962)
ZAR	1,173,185	USD	116,324	State Street
				Bank & Trust Co.	2/02/09	(1,494)
ZAR	455,326	USD	45,261	State Street
				Bank & Trust Co.	2/03/09	(708)
ZAR	8,516,457	USD	861,569	Goldman Sachs & Co.	2/04/09	(28,495)
ZAR	26,213	USD	2,653	The Bank of New York	2/04/09	(89)
USD	59	ZAR	596	The Bank of New York	2/04/09	1
Total						$ (45,747)

• Currency Abbreviations:
BRL	Brazilian Real
USD	US Dollar
ZAR	South African Rand

BlackRock Global Emerging Markets Fund, Inc. Schedule of Investments as of January 31, 2009 (Unaudited)

  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$ 41,320,208	-	-
Level 2	75,950,198	$ 1	$ (45,748)
Level 3	-	-	-
Total	$ 117,270,406	$ 1	$ (45,748)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2009